Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Mar. 30, 2016
Document Effective Date	Mar. 30, 2016
Prospectus Date	Mar. 30, 2016
Sentinel Balanced Fund | Class A
Prospectus:
Trading Symbol	SEBLX
Sentinel Balanced Fund | Class C
Prospectus:
Trading Symbol	SBACX
Sentinel Balanced Fund | CLASS I
Prospectus:
Trading Symbol	SIBLX
Sentinel Common Stock Fund | Class A
Prospectus:
Trading Symbol	SENCX
Sentinel Common Stock Fund | Class C
Prospectus:
Trading Symbol	SCSCX
Sentinel Common Stock Fund | CLASS I
Prospectus:
Trading Symbol	SICWX
Sentinel Common Stock Fund | Class R6
Prospectus:
Trading Symbol	SCRLX
Sentinel Government Securities Fund | Class A
Prospectus:
Trading Symbol	SEGSX
Sentinel Government Securities Fund | Class C
Prospectus:
Trading Symbol	SCGGX
Sentinel Government Securities Fund | CLASS I
Prospectus:
Trading Symbol	SIBWX
Sentinel International Equity Fund | Class A
Prospectus:
Trading Symbol	SWRLX
Sentinel International Equity Fund | Class C
Prospectus:
Trading Symbol	SWFCX
Sentinel International Equity Fund | CLASS I
Prospectus:
Trading Symbol	SIIEX
Sentinel Low Duration Bond Fund | Class A
Prospectus:
Trading Symbol	SSIGX
Sentinel Low Duration Bond Fund | Class S
Prospectus:
Trading Symbol	SSSGX
Sentinel Low Duration Bond Fund | Class I
Prospectus:
Trading Symbol	SSBDX
Sentinel Multi-Asset Income Fund | Class A
Prospectus:
Trading Symbol	SECMX
Sentinel Multi-Asset Income Fund | Class C
Prospectus:
Trading Symbol	SMKCX
Sentinel Multi-Asset Income Fund | Class I
Prospectus:
Trading Symbol	SCSIX
Sentinel Small Company Fund | Class A
Prospectus:
Trading Symbol	SAGWX
Sentinel Small Company Fund | Class C
Prospectus:
Trading Symbol	SSCOX
Sentinel Small Company Fund | CLASS I
Prospectus:
Trading Symbol	SIGWX
Sentinel Small Company Fund | Class R6
Prospectus:
Trading Symbol	SSRRX
Sentinel Sustainable Core Opportunities Fund | Class A
Prospectus:
Trading Symbol	MYPVX
Sentinel Sustainable Core Opportunities Fund | Class I
Prospectus:
Trading Symbol	CVALX
Sentinel Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	SATRX
Sentinel Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	SCTRX
Sentinel Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	SITRX
Sentinel Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	STRRX
Sentinel Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	SBRRX
Sentinel Unconstrained Bond Fund | Class A
Prospectus:
Trading Symbol	SUBAX
Sentinel Unconstrained Bond Fund | Class I
Prospectus:
Trading Symbol	SUBIX
Sentinel Unconstrained Bond Fund | Class C
Prospectus:
Trading Symbol	SUBCX